UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22380

Investment Company Act File Number

Eaton Vance Tax-Advantaged Bond and Option Strategies Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Advantaged Bond and Option Strategies Fund

September 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 90.5%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 3.6%
New York State Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/25	$1,000	$1,163,420
New York State Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/27	1,500	1,704,075
Vermont Municipal Bond Bank, 5.00%, 12/1/19	705	729,774

		$3,597,269

Education — 3.8%
New York Dormitory Authority, (School Districts), 5.00%, 10/1/25	$1,000	$1,155,410
Southwest Higher Education Authority, TX, (Southern Methodist University), 5.00%, 10/1/21	425	458,949
Texas A&M University, 5.00%, 7/1/24	2,000	2,199,540

		$3,813,899

Electric Utilities — 2.6%
San Antonio, TX, Electric and Gas Systems Revenue, 5.00%, 2/1/22	$600	$654,660
Southern California Public Power Authority, (Canyon Power Project), 1.81%, (SIFMA + 0.25%), 5/1/21 (Put Date), 7/1/40(1)	2,000	1,997,520

		$2,652,180

Escrowed/Prerefunded — 4.4%
Leander Independent School District, TX, (PSF Guaranteed), Prerefunded to 8/15/24, 0.00%, 8/15/44	$9,500	$2,797,465
Pennsylvania, Prerefunded to 6/15/24, 5.00%, 6/15/29	1,000	1,144,650
Virginia College Building Authority, (21st Century College and Equipment Programs), Prerefunded to 2/1/23, 5.00%, 2/1/24	435	486,373

		$4,428,488

General Obligations — 50.1%
Arkansas, 5.00%, 6/15/21(2)	$5,000	$5,384,350
Austin, TX, 5.00%, 9/1/23	2,500	2,811,900
Beaufort County School District, SC, 5.00%, 3/1/19(2)	5,370	5,438,843
Colorado Springs School District No. 11, CO, 4.00%, 12/1/25	500	530,490
Denton Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/24	2,000	1,723,900
Florida Board of Education, 5.00%, 6/1/22(2)	2,700	2,836,377
Irving, TX, 4.00%, 9/15/26	1,190	1,307,191
King County, WA, 5.00%, 1/1/27	1,000	1,096,370
Liberty Hill Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/21	315	294,925
Maryland, 5.00%, 3/1/22	2,000	2,190,760
Massachusetts, 5.00%, 7/1/23(2)	2,000	2,249,140
Minnesota, 5.00%, 8/1/23	500	563,565
Mississippi, 5.00%, 10/1/25	1,735	2,011,854
Montgomery County, MD, 5.00%, 11/1/26	2,000	2,287,660
Montgomery County, PA, 5.00%, 8/15/23	2,000	2,256,220

Security	Principal Amount (000’s omitted)	Value
Montgomery County, PA, 5.00%, 8/15/24	$1,000	$1,146,240
New York, 5.00%, 2/15/27	1,000	1,195,220
North Carolina, 5.00%, 6/1/24	4,000	4,584,080
North Ridgeville City School District, OH, 0.00%, 12/1/23	530	468,329
Northside Independent School District, TX, (PSF Guaranteed), 4.00%, 6/1/31	2,000	2,086,500
Plano Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/25	365	419,108
Poudre School District R-1, CO, 5.00%, 12/15/26	1,750	2,068,325
Santa Monica Community College District, CA, (Election of 2016), 5.00%, 8/1/22	500	556,795
Texas, 4.10%, 8/1/22	1,425	1,449,254
Washington, 5.00%, 8/1/27	1,000	1,168,240
Wisconsin, 5.00%, 5/1/20(2)	2,255	2,361,143

		$50,486,779

Hospital — 7.7%
Allen County, OH, Hospital Facilities, (Catholic Healthcare Partners), 5.00%, 9/1/20(2)	$5,000	$5,242,600
Massachusetts Development Finance Agency, (Partners HealthCare System), 2.06%, (SIFMA + 0.50%), 1/26/23 (Put Date), 7/1/38(1)	1,000	1,005,020
Middlesex County, NJ, 2.00%, 6/1/21	380	379,996
Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group), 5.00% to 1/31/24 (Put Date), 8/15/54	1,000	1,121,360

		$7,748,976

Lease Revenue/Certificates of Participation — 1.7%
Colorado, (Building Excellent Schools Today), 5.00%, 3/15/26	$1,500	$1,744,665

		$1,744,665

Other Revenue — 3.1%
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), Series 2011A 3, 1.995%, (70% of 3 mo. USD LIBOR + 0.37%), 4/1/20 (Put Date), 4/1/38(1)	$1,300	$1,302,743
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), Series 2011A 4, 1.995%, (70% of 3 mo. USD LIBOR + 0.37%), 4/1/20 (Put Date), 4/1/38(1)	1,000	1,002,110
Johnson County Public Building Commission, KS, (Courthouse and Medical Examiner’s Facility), 5.00%, 9/1/25	750	868,358

		$3,173,211

Transportation — 2.5%
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.186%, (70% of 3 mo. USD LIBOR + 0.55%), 4/1/21 (Put Date), 4/1/45(1)	$2,500	$2,515,275

		$2,515,275

Water and Sewer — 11.0%
California Department of Water Resources, (Central Valley Project), 1.78%, (SIFMA+ 0.22%), 12/1/20 (Put Date), 12/1/35(1)	$2,275	$2,276,137
Charlotte, NC, Water and Sewer System Revenue, 5.00%, 7/1/24	3,000	3,437,100
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/27	1,500	1,728,045
Oklahoma City Water Utilities Trust, OK, 4.00%, 7/1/25	2,000	2,145,500
Seattle, WA, Solid Waste Revenue, 5.00%, 8/1/21	1,415	1,528,370

		$11,115,152

Total Tax-Exempt Municipal Securities — 90.5% (identified cost $91,385,761)		$91,275,894

Taxable Municipal Securities — 6.3%

Security	Principal Amount (000’s omitted)	Value
Education — 1.6%
University of North Carolina at Chapel Hill, 2.098%, 12/1/19	$1,135	$1,127,555
University of North Carolina at Chapel Hill, 2.355%, 12/1/20	500	492,185

		$1,619,740

Special Tax Revenue — 4.7%
New York City Transitional Finance Authority, NY, Future Tax Revenue, 2.86%, 8/1/25(2)	$5,000	$4,768,600

		$4,768,600

Total Taxable Municipal Securities — 6.3% (identified cost $6,635,000)		$6,388,340

Short-Term Investments — 3.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.19%(3)	3,078,327	$3,078,327

Total Short-Term Investments — 3.1% (identified cost $3,078,337)		$3,078,327

Total Purchased Options — 0.1% (identified cost $264,212)		$123,565

Total Investments — 100.0% (identified cost $101,363,310)		$100,866,126

Total Written Options — (0.7)% (premiums received $1,208,193)		$(680,235)

Other Assets, Less Liabilities — 0.7%		$695,090

Net Assets — 100.0%		$100,880,981

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At September 30, 2018, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	16.1%
New York	11.6%
Others, representing less than 10% individually	69.1%

Purchased Call Options — 0.0%(4)

Exchange-Traded Options — 0.0%(4)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	55	$16,026,890	$3,075	10/1/18	$138
S&P 500 Index	56	16,318,288	3,075	10/3/18	140
S&P 500 Index	56	16,318,288	3,070	10/5/18	420
S&P 500 Index	56	16,318,288	3,050	10/8/18	560
S&P 500 Index	56	16,318,288	3,050	10/10/18	980
S&P 500 Index	55	16,026,890	3,095	10/12/18	688
S&P 500 Index	56	16,318,288	3,075	10/15/18	1,120
S&P 500 Index	58	16,901,084	3,100	10/17/18	1,160
S&P 500 Index	56	16,318,288	3,125	10/19/18	980
S&P 500 Index	56	16,318,288	3,100	10/22/18	1,680
S&P 500 Index	56	16,318,288	3,100	10/24/18	1,960
S&P 500 Index	55	16,026,890	3,105	10/26/18	1,787

Total					$11,613

Purchased Put Options — 0.1%

Exchange-Traded Options — 0.1%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	55	$16,026,890	$2,650	10/1/18	$550
S&P 500 Index	56	16,318,288	2,625	10/3/18	1,680
S&P 500 Index	56	16,318,288	2,610	10/5/18	2,660
S&P 500 Index	56	16,318,288	2,630	10/8/18	4,060
S&P 500 Index	56	16,318,288	2,630	10/10/18	5,880
S&P 500 Index	55	16,026,890	2,665	10/12/18	8,387
S&P 500 Index	56	16,318,288	2,660	10/15/18	9,800
S&P 500 Index	58	16,901,084	2,670	10/17/18	12,760
S&P 500 Index	56	16,318,288	2,695	10/19/18	15,540
S&P 500 Index	56	16,318,288	2,660	10/22/18	14,840
S&P 500 Index	56	16,318,288	2,675	10/24/18	17,920
S&P 500 Index	55	16,026,890	2,660	10/26/18	17,875

Total					$111,952

Written Call Options — (0.4)%

Exchange-Traded Options — (0.4)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	55	$16,026,890	$2,945	10/1/18	$(550)
S&P 500 Index	56	16,318,288	2,935	10/3/18	(12,460)
S&P 500 Index	56	16,318,288	2,930	10/5/18	(33,040)
S&P 500 Index	56	16,318,288	2,920	10/8/18	(67,480)
S&P 500 Index	56	16,318,288	2,930	10/10/18	(51,240)
S&P 500 Index	55	16,026,890	2,950	10/12/18	(25,300)
S&P 500 Index	56	16,318,288	2,940	10/15/18	(46,480)
S&P 500 Index	58	16,901,084	2,955	10/17/18	(32,190)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	56	$16,318,288	$2,980	10/19/18	$(15,260)
S&P 500 Index	56	16,318,288	2,960	10/22/18	(35,280)
S&P 500 Index	56	16,318,288	2,965	10/24/18	(33,880)
S&P 500 Index	55	16,026,890	2,960	10/26/18	(43,725)

Total					$(396,885)

Written Put Options — (0.3)%

Exchange-Traded Options — (0.3)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	55	$16,026,890	$2,790	10/1/18	$(1,375)
S&P 500 Index	56	16,318,288	2,765	10/3/18	(3,640)
S&P 500 Index	56	16,318,288	2,750	10/5/18	(5,740)
S&P 500 Index	56	16,318,288	2,770	10/8/18	(8,680)
S&P 500 Index	56	16,318,288	2,770	10/10/18	(12,320)
S&P 500 Index	55	16,026,890	2,810	10/12/18	(22,000)
S&P 500 Index	56	16,318,288	2,800	10/15/18	(23,240)
S&P 500 Index	58	16,901,084	2,810	10/17/18	(31,610)
S&P 500 Index	56	16,318,288	2,840	10/19/18	(46,480)
S&P 500 Index	56	16,318,288	2,805	10/22/18	(36,680)
S&P 500 Index	56	16,318,288	2,820	10/24/18	(46,760)
S&P 500 Index	55	16,026,890	2,805	10/26/18	(44,825)

Total					$(283,350)

(1)	Floating rate security. The stated interest rate represents the rate in effect at September 30, 2018.

(2)	Security (or a portion thereof) has been pledged as collateral for written option contracts.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2018 was $62,454.

(4)	Amount is less than 0.05%.

Abbreviations:

LIBOR	-	London Interbank Offered Rate

PSF	-	Permanent School Fund

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

USD	-	United States Dollar

At September 30, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into a series of S&P 500 written call and put option spread transactions to enhance return while limiting its maximum option loss potential. A written call option spread on a stock index consists of selling call options on the index and buying an equal number of call options on the same index and with the same expiration, but with a higher exercise price. A written put option spread on a stock index consists of selling put options on an index and buying an equal number of put options on the same index and with the same expiration, but with a lower exercise price. Any net premiums received are reduced by the premiums paid on the purchased options. The risk of loss if written options expire in the money is limited to the difference in exercise price of the written and purchased option positions. The Fund’s use of option spreads rather than stand alone options, staggering roll dates across the option position portfolio, and utilizing exchange-traded options guaranteed by the Options Clearing Corporation, a market clearinghouse, serve to mitigate risk in its option strategy.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at September 30, 2018 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Purchased options	$123,565	$—
Written options	—	(680,235)

Total	$123,565	$(680,235)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$91,275,894	$—	$91,275,894
Taxable Municipal Securities	—	6,388,340	—	6,388,340
Short-Term Investments	—	3,078,327	—	3,078,327
Purchased Call Options	11,613	—	—	11,613
Purchased Put Options	111,952	—	—	111,952
Total Investments	$123,565	$100,742,561	$—	$100,866,126

Liability Description
Written Call Options	$(396,885)	$—	$—	$(396,885)
Written Put Options	(283,350)	—	—	(283,350)
Total	$(680,235)	$—	$—	$(680,235)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Bond and Option Strategies Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 26, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 26, 2018